RELATED PARTY TRANSACTIONS (Details) - Related Party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Commission income	¥ 1,076	¥ 1,042	¥ 1,010
Amount due to related parties	17,104	16,995
STT Singapore DC Pte. Ltd
Related Party Transactions
Commission income	562	564	546
Amount due to related parties	8,300	8,395
Billed on behalf of related parties	42,546	42,792	45,345
STT DEFU 2 Pte. Ltd.
Related Party Transactions
Commission income	514	478	464
Amount due to related parties	8,804	8,600
Billed on behalf of related parties	47,276	43,896	¥ 39,818
OnePro Cloud Inc.
Related Party Transactions
Purchase of debt securities		2,840
Interest income of convertible bonds	148	75
Amount due from a related party	¥ 3,060	¥ 2,860